AMOUNTS DUE FROM RELATED COMPANIES (Tables)	12 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Amounts due from related companies consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd	$-	$166
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd	47	84
Xi'an Tech Team Investment Holdings (Group) Co., Ltd.	1,200	197
Xi’an Xinrong Engineering and Industry (Group) Co., Ltd	4,492	1,769

Total	$5,739	$2,216